UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS TEI FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  100 F Street,  NE, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Financial Statements FEG Absolute Access TEI Fund LLC Six Months Ended September 30, 2012 (unaudited)

FEG Absolute Access TEI Fund LLC

Financial Statements

Six Months Ended September 30, 2012

FEG Absolute Access TEI Fund LLC

Statement of Assets, Liabilities and Members’ Capital
September 30, 2012
(unaudited)

Assets
Cash	$1,430,000
Investment in FEG Absolute Access Fund LLC, at fair value (cost $160,357,435)	161,438,998
Total assets	$162,868,998

Liabilities and members' capital
Capital contributions received in advance	1,430,000
Professional fees payable	74,569
Accounting and administration fees payable	36,809
Director fees payable	10,000
Other liabilities	60,613
Total liabilities	1,611,991
Members' capital	161,257,007
Total liabilities and members' capital	$162,868,998

Components of members' capital
Capital contributions (net)	160,626,699
Accumulated net investment loss	(2,724,892)
Accumulated net unrealized appreciation on investments	2,321,706
Accumulated net realized gain on investments	1,033,494
Members' capital	161,257,007

See accompanying notes.

1

FEG Absolute Access TEI Fund LLC

Statement of Operations

Six Months Ended September 30, 2012
(unaudited)

Investment loss allocated from FEG Absolute Access Fund LLC
Interest	$371
Expenses	(851,726)
Net investment loss allocated from FEG Absolute Access Fund LLC	(851,355)

Fund expenses
Accounting and administration fees	54,560
Professional fees	36,250
Insurance	10,167
Director fees	10,000
Custodian fees	8,275
Compliance fees	6,000
Other fees	15,250
Total Fund expenses	140,502

Net investment loss	$(991,857)

Net realized and unrealized gain on investments allocated from FEG Absolute Access Fund LLC
Net realized gain on investments	595,322
Net change in unrealized appreciation/(depreciation) on investments	2,457,519
Net realized and unrealized gain on investments	$3,052,841

See accompanying notes.

2

FEG Absolute Access TEI Fund, LLC

Statement of Changes in Members’ Capital

For the Six Months Ended September 30, 2012 (unaudited) and
the Year Ended March 31, 2012

Members’
Capital
Members’ capital at March 31, 2011	–
Capital contributions	149,177,144
Capital withdrawals	(130,000)
Net investment loss	(1,733,035)
Net realized gain on investments	438,172
Net change in unrealized appreciation/(depreciation) on investments	(135,813)
Members’ capital at March 31, 2012	$147,616,468
Capital contributions	12,716,975
Capital withdrawals	(1,137,420)
Net investment loss	(991,857)
Net realized gain on investments	595,322
Net change in unrealized appreciation/(depreciation) on investments	2,457,519
Members’ capital at September 30, 2012	161,257,007

See accompanying notes.

3

FEG Absolute Access TEI Fund, LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2012
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$2,060,984
Adjustments to reconcile net increase in members' capital resulting from operations to net cash (used in) provided by operating activities:
Purchases of investments	(12,466,050)
Proceeds from sales of investments	1,018,690
Net investment loss allocated from FEG Absolute Access Fund LLC	851,355
Net realized gain on investments	(595,322)
Net unrealized appreciation on investments	(2,457,519)
Changes in operating assets and liabilities:
Professional fees payable	(9,943)
Accounting and administration fee payable	700
Other liabilities	17,550
Net cash used in operating activities	(11,579,555)

Financing activities
Proceeds from capital contributions	9,151,975
Payments for capital withdrawals	(1,137,420)
Net cash provided by financing activities	8,014,555

Net change in cash	(3,565,000)
Cash at beginning of period	4,995,000
Cash at end of period	$1,430,000

See accompanying notes.

4

FEG Absolute Access TEI Fund LLC

Notes to Financial Statements

September 30, 2012
(unaudited)

1. Organization

FEG Absolute Access TEI Fund LLC (the Fund) invests all or substantially all of its assets in FEG Absolute Access TEI Fund LDC (the Offshore Fund), a Cayman Islands limited duration company with the same investment objective as the Fund.  The Offshore Fund in turn invests all or substantially all of its assets in ownership interests in FEG Absolute Access Fund LLC (FEG Absolute Access Fund).  The Offshore Fund is interposed between the Fund and FEG Absolute Access Fund and serves as an intermediate entity so that any income generated by FEG Absolute Access Fund generally will not ultimately be recognized by Members (as defined below) as unrelated business taxable income (UBTI).  The Fund owns 100% of the participating beneficial interests of the Offshore Fund.  The Fund invests in FEG Absolute Access Fund through the Offshore Fund.

The Fund was organized as a limited liability company under the laws of the State of Delaware on January 20, 2011 and commenced operations on April 1, 2011.  The Fund is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and supervised under the direction of the Board of Directors (the Board). The objective of the Fund is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective.  The Fund intends to achieve its investment objective by investing all or substantially all of its assets in FEG Absolute Access Fund, a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act.  FEG Absolute Access Fund is managed by FEG Investors, LLC (the Investment Manager), an investment manager registered under the Investment Advisers Act of 1940, as amended.  FEG Absolute Access Fund’s Board of Directors (FEG Absolute Access Fund’s Board) has overall responsibility for the management and supervision of FEG Absolute Access Fund’s operations. To the extent permitted by applicable law, FEG Absolute Access Fund’s Board may delegate any of its respective rights, powers and authority to, among others, the officers of FEG Absolute Access Fund, any committee of FEG Absolute Access Fund’s Board, or the Investment Manager.

Limited liability company interests (Interests) of the Fund are offered only to investors (Members) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended.

5

FEG Absolute Access TEI Fund LLC

September 30, 2012
(unaudited)

1. Organization (continued)

JD Clark and Company, a division of UMB Fund Services, Inc. and a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the Administrator). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Short-Term Investments

Short-term investments represent an investment in a money market fund, which is held in custody at the Administrator. Short-term investments are recorded at fair value. Dividend income is recorded on an accrual basis.

Investments in Portfolio Funds

The method by which the Fund values the investments in FEG Absolute Access Fund is based on the ownership interests of FEG Absolute Access Fund’s net asset value allocated to the Fund.  The Board has approved valuation procedures that provide FEG Absolute Access Fund will value its investments in Portfolio Funds at fair value.

Allocations from FEG Absolute Access Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from FEG Absolute Access Fund.

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that

6

FEG Absolute Access TEI Fund LLC

September 30, 2012
(unaudited)

2. Significant Accounting Policies (continued)

market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.  FEG Absolute Access Fund, in which the Fund invests, is considered a Level 3 security.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in the U.S. GAAP and the International Financial Reporting Standards (IFRSs). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with the U.S. GAAP and IFRSs. ASU No. 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosure requirements are effective for the Fund’s interim and annual reporting periods beginning after December 15, 2011.

Investment Income and Expenses

Interest income is accrued as it is earned. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund.  Because the Fund bears its proportionate share of the management fees of FEG Absolute Access Fund, the Fund pays no direct management fee to the Investment Manager.

Taxation

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive shares of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income.

Management has analyzed the Fund’s tax positions for the open tax year ended December 31, 2011, and has concluded that as of September 30, 2012, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in net change in unrealized appreciation (depreciation) on investments in Portfolio Funds in the Statement of Operations.

7

FEG Absolute Access TEI Fund LLC

September 30, 2012
(unaudited)

2. Significant Accounting Policies (continued)

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2012 for which Member Interests were effective October 1, 2012.  Capital contributions received in advance do not participate in the earnings of the Fund until such interests are effective.

Capital withdrawals are comprised of requests for withdrawals that were effective on September 30, 2012 but were paid subsequent to fiscal year-end.

Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU No. 2011-11 will have on the Fund’s financial statement disclosures.

3. Members’ Capital

In accordance with the Fund’s Limited Liability Company Operating Agreement (Operating Agreement), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board.  Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $250,000, and additional contributions from existing Members may be made in a minimum amount of $100,000, although the Board may waive such minimums in certain cases.

No Member has the right to require the Fund to redeem its Interest. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Interests from Members pursuant to written requests by Members on such terms and conditions as it may determine. However, because all or substantially all of the Fund’s assets will be invested in FEG Absolute Access Fund (through its investment in the Offshore Fund), the Fund generally will find it necessary to liquidate a portion of its FEG Absolute Access Fund Interests (via the Offshore Fund) in order to satisfy repurchase requests.  Because FEG Absolute Access Fund’s Interests may not be transferred, the Fund may withdraw a portion of its FEG Absolute

8

FEG Absolute Access TEI Fund LLC

September 30, 2012
(unaudited)

3. Members’ Capital (continued)

Access Fund’s Interests only pursuant to repurchase offers by FEG Absolute Access Fund.  Therefore, the Fund does not expect to conduct a repurchase offer for Interests unless FEG Absolute Access Fund contemporaneously conducts a repurchase offer for FEG Absolute Access Fund’s Interests.

In determining whether the Fund should offer to repurchase Interests from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend to the FEG Absolute Access Fund’s Board that FEG Absolute Access Fund repurchases Interests from members twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the FEG Absolute Access Fund’s Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of FEG Absolute Access Fund’s outstanding Interests.

FEG Absolute Access Fund will make repurchase offers, if any, to all holders of FEG Absolute Access Fund’s Interests, including the Fund (through its investment in the Offshore Fund).  The Fund does not expect to make a repurchase offer that is larger than the portion of FEG Absolute Access Fund’s corresponding repurchase offer expected to be available for acceptance by the Fund.  Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on FEG Absolute Access Fund’s repurchase offers.

Subject to the considerations described above, the aggregate value of Interests to be repurchased at any time will be determined by the Board in its sole discretion, and such amount may be stated as a percentage of the value of the Fund’s outstanding Interests.  Therefore, the Fund may determine not to conduct a repurchase offer at a time that FEG Absolute Access Fund conducts a repurchase offer.  The Fund may also elect to repurchase less than the full amount that a Member requests to be repurchased.  If a repurchase offer is oversubscribed by Members, the Fund will repurchase only a pro rata portion of the Interests tendered by each Member.

The Board also will consider the following factors, among others, in making such determination: (i) whether FEG Absolute Access Fund is making a contemporaneous repurchase offer for FEG Absolute Access Fund’s Interests, and the aggregate value of FEG Absolute Access Fund’s Interests FEG Absolute Access Fund is offering to repurchase; (ii) the liquidity of the assets of the applicable fund; (iii) the investment plans and working capital requirements of the applicable fund; (iv) the relative economies of scale with respect to the size of the applicable fund; (v) the history of the applicable fund in repurchasing Interests; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of interests.

9

FEG Absolute Access TEI Fund LLC

September 30, 2012
(unaudited)

3. Members’ Capital (continued)

The Operating Agreement and the FEG Absolute Access Fund’s Operating Agreement each provide that the respective entity will be dissolved if any member that has submitted a written request, in accordance with the terms of the applicable Operating Agreement, to tender all of such member’s Interest or FEG Absolute Access Fund’s Interest, as applicable for repurchase by the applicable fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).  Such a dissolution of the FEG Absolute Access Fund would likely result in a determination to dissolve the Fund.

When the Board determines that the Fund will offer to repurchase Interests (or portions of Interests), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the Repurchase Request Deadline).  FEG Absolute Access Fund is expected to employ substantially similar procedures in connection with the repurchase of FEG Absolute Access Fund’s Interests.

For Members tendering all of their Interests, Interests will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the Full Repurchase Valuation Date). The amount that a Member who is tendering all of its Interest may expect to receive on the repurchase of such Member’s Interest will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Interest (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. For Members tendering all of their Interest, the value of such Interest being repurchased will be determined on the Full Repurchase Valuation Date. Within five days of the Repurchase Request Deadline, each Member whose Interest has been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds (through the Fund’s investment in FEG Absolute Access Fund (via the Offshore Fund)), whichever is later (either such date, a Payment Date). Notwithstanding the foregoing, if a Member has requested

10

FEG Absolute Access TEI Fund LLC

September 30, 2012
(unaudited)

3. Members’ Capital (continued)

the repurchase of 90% or more of the Interest held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, which need not bear interest, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the Initial Payment), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 5% of the repurchase price, which fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.”  Otherwise, the Fund does not intend to impose any charges on the repurchase of Interests.

If Members request that the Fund repurchase a greater number of Interests than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Interests pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Interest requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Interest for repurchase will be required to maintain a minimum capital account balance of $250,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

4. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5. Financial Highlights

The following represents the ratios to average Members’ capital and total return information for the six months ended September 30, 2012:

11

FEG Absolute Access TEI Fund LLC

September 30, 2012
(unaudited)

5. Financial Highlights (continued)

	Period from April 1, 2012 to September 30, 2012		Period from April 1, 2011 (commencement of operations) to March 31, 2012
Ratios to average Members’ capital:
Expenses	1.27	%(1)	1.39%
Net investment loss	(1.27	%)(1)	(1.39%)

Total Return	1.28	(2)	(1.91%)
Portfolio turnover	1.86	%(2)	8.84%

Members’ Capital end of Period (000’s)	$161,257		$147,616

(1)	Annualized.
(2)	Not annualized.

The financial highlights are calculated for all the Members taken as a whole. An individual Member’s return may vary from these returns based on the timing of capital transactions.

6. Subsequent Events

Management evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

From October 1, 2012 to November 29, 2012, the Fund recorded subscriptions of $3,257,700, of which $1,430,000 was received in advance of October 1, 2012.

12

FEG Absolute Access TEI Fund LLC

Other Information
(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the FEG Absolute Access Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333.  It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the FEG Absolute Access Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings, which includes securities held by the FEG Absolute Access Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13

Financial Statements FEG Absolute Access Fund LLC Six Months Ended September 30, 2012 (unaudited)

FEG Absolute Access Fund LLC

Financial Statements

Six Months Ended September 30, 2012
(unaudited)

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2012
(unaudited)

Assets
Short-term investments (cost $10,048,061)	$10,048,061
Investments in Portfolio Funds, at fair value
(cost $226,159,750)	245,310,378
Receivable for Portfolio Funds sold	1,751,342
Other assets	131
Total assets	$257,109,912

Liabilities and members’ capital
Capital withdrawals payable	$351,020
Management fee payable	544,569
Professional fees payable	122,751
Accounting and administration fees payable	70,874
Directors fees payable	8,334
Other liabilities	107,038
Total liabilities	1,204,586
Members’ capital	255,905,326
Total liabilities and members’ capital	$257,109,912

Components of members’ capital
Capital contributions (net)	241,975,830
Accumulated net investment loss	(5,714,528)
Accumulated net realized gain on investments	493,396
Accumulated net unrealized appreciation on investments	19,150,628
Members’ capital	$255,905,326

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2012
(unaudited)

			Percentage
		Fair	of Members’	Withdrawals
Investment Name	Cost	Value	Capital	Permitted

Investments in Portfolio Funds:
United States:
Multi-Strategy:
Absolute Return Capital Partners, L.P.	$14,000,000	$13,090,345	5.1%	Monthly
AG Super Fund, L.P.(a)	11,000,000	12,933,221	5.1	Annually(b)
AQR Delta Fund II, L.P.	12,000,000	11,914,006	4.7	Monthly
Canyon Value Realization Fund, L.P.(a)	10,800,000	13,367,741	5.2	Annually(b)
Claren Road Credit Partners, L.P.	14,500,000	15,060,369	5.9	Quarterly(b)
CVI Global Value Fund A, L.P.(a)	4,723,885	7,714,594	3.0	Quarterly(c)
Davidson Kempner Partners	17,000,000	19,206,976	7.5	Semi-Annually
Diamondback Partners, L.P.	1,660,138	1,835,126	0.7	Quarterly(d)
Elliot Associates, L.P.	14,000,000	15,869,347	6.2	Semi-Annually(b)
Eton Park Fund, L.P.(a)	13,000,000	13,154,209	5.1	Quarterly(b)
Farallon Capital Partners, L.P.(a)	12,750,000	14,182,199	5.5	Annually(b)
FIR Tree Credit Opportunity Fund	14,000,000	15,306,457	6.0	Annually(b)
Graham Global Investment Fund, Ltd.	16,000,000	14,801,379	5.8	Monthly
GSO Special Situations Fund, L.P.(a)	11,800,000	13,814,643	5.4	Quarterly(b)
HBK Fund II, L.P.(a)	12,112,491	14,618,136	5.7	Quarterly
Highfields Capital II, L.P.(a)	18,500,000	20,192,120	7.9	Annually(c)
Stark Investments, L.P.(a)(e)	49,003	37,460	0.0	Quarterly
Stark Investments, L.P. - Class A	310,593	355,423	0.1	Quarterly
Stark Investments, L.P. - Class B(a)	203,640	440,805	0.2	Quarterly
Strategic Value Restructuring Fund, L.P.	14,750,000	13,423,278	5.3	Quarterly(b)
Taconic Opportunity Fund, L.P.(a)	13,000,000	13,992,544	5.5	Quarterly
Total investments in Portfolio Funds	$226,159,750	$245,310,378	95.9%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

September 30, 2012
(unaudited)

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-Term Investments:
Money Market Fund:
Federated Government Obligations Fund #5, 0.02%(f)	$10,048,061	$10,048,061	3.9%
Total investments in Portfolio Funds and Short-Term Investments	$236,207,811	$255,358,439	99.8%

Other assets in excess of liabilities		546,887	0.2%

Members’ capital		$255,905,326	100.0%

(a)	All or a portion of these investments are held in side-pockets.
(b)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(c)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(d)
Series 1 shares, or approximately 50% of the investment value, are available after a one-year lockup period. Series six shares, or approximately 50% of the investment value, are available after a two-year lockup period.

(e)	Does not include holdback at cost of $578,377, represented in other assets.
(f)	The rate shown is the annualized 7-day yield as of September 30, 2012.

Type of Investment as a Percentage Total Members' Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2012
(unaudited)

Investment income
Dividend income	$591

Expenses
Management fees	1,074,229
Accounting and administration fees	121,120
Professional fees	60,250
Compliance fees	27,000
Insurance	25,417
Custodian fees	15,036
Directors fees	10,000
Other fees	24,249
Total expenses	1,357,301
Net investment loss		$(1,356,710)

Net realized and unrealized gain on investments
Net realized gain on investments	924,986
Net change in unrealized appreciation/(depreciation) on investments	3,816,675
Net realized and unrealized gain on investments		4,741,661
Net increase in members' capital resulting from operations		$3,384,951

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Changes in Members’ Capital

For the Six Months Ended September 30, 2012 (unaudited) and
the Year Ended March 31, 2012

Members’
Capital
Members’ capital at March 31, 2011	$170,064,161
Capital contributions	179,016,758
Capital withdrawals	(105,248,685)
Net investment loss	(2,366,505)
Net realized gain on investments	346,138
Net change in unrealized appreciation/(depreciation) on investments	(476,149)
Members’ capital at March 31, 2012	241,335,718
Capital contributions	14,827,052
Capital withdrawals	(3,642,395)
Net investment loss	(1,356,710)
Net realized gain on investments	924,986
Net change in unrealized appreciation/(depreciation) on investments	3,816,675
Members’ capital at September 30, 2012	$255,905,326

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2012
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$3,384,951
Adjustments to reconcile net increase in members' capital resulting from operations to net cash (used in) provided by operating activities:
Purchases of investments in Portfolio Funds	(13,500,124)
Proceeds from sales of investments in Portfolio Funds	4,482,657
Net realized gain on investments in Portfolio Funds	(924,986)
Net change in unrealized (appreciation) depreciation on investments in Portfolio Funds	(3,816,675)
Changes in operating assets and liabilities:
Short-term investments	(7,499,294)
Portfolio Funds purchased in advance	6,500,000
Receivable for Portfolio Funds sold	(145,816)
Other assets	(60)
Management fee payable	38,915
Professional fees payable	(45,819)
Accounting and administration fees payable	(5,541)
Other liabilities	(3,885)
Net cash used in operating activities	(11,535,677)

Financing activities
Proceeds from capital contributions	14,577,052
Payments for capital withdrawals	(3,730,830)
Net cash provided by financing activities	10,846,222

Net change in cash	(689,455)
Cash at beginning of period	689,455
Cash at end of period	$–

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

September 30, 2012
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the Fund) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Fund registered with the U.S. Securities and Exchange Commission (the SEC) on August 16, 2010, under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Fund’s Board of Directors (the Board) has overall responsibility for the management and supervision of the Fund’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Investment Manager (as such term is defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the Investment Manager) to the Fund. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the Advisers Act).

Pursuant to a sub-advisory agreement with the Investment Manager and the Fund, InterOcean Capital, LLC, an investment adviser registered under the Advisers Act, serves as the Fund’s sub-adviser (in such capacity, the Sub-Adviser). The Sub-Adviser participates by appointing a member of the Investment Manager’s investment policy committee, thereby assisting in providing for oversight of the Fund’s investments, making Portfolio Fund Manager (as such term is defined below) selection and termination recommendations and approving significant and strategic asset allocation changes.

The Fund’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. The Fund was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager will manage the Fund by allocating its capital among a number of independent general partners or investment managers (the Portfolio Fund Managers) acting through pooled investment vehicles and/or managed accounts (collectively, the Portfolio Funds).

Limited liability company interests (Interests) of the Fund are offered only to investors (Members) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

1. Organization (continued)

JD Clark and Company, a division of UMB Fund Services, Inc. and a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the Administrator). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Short-Term Investments

Short-term investments represent an investment in a money market fund, which is held in custody at the Administrator. Short-term investments are recorded at fair value. Dividend income is recorded on an accrual basis.

Investments in Portfolio Funds

The Fund values its investments in Portfolio Funds at fair value, which generally represents the Fund’s pro rata interest in the Members’ capital of these entities, net of management fees and incentive allocations payable to the Portfolio Funds’ Portfolio Fund Managers. The underlying investments held by the Portfolio Funds are generally valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ significantly from the values that would have been used if a ready market existed, and the differences could be material. The underlying Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the statement of operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the period April 1, 2012 through September 30, 2012, the aggregate cost of purchases and proceeds from sales/withdrawals of investments were $13,500,124 and $4,482,657, respectively.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the Side-pockets), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in an investment fund may provide. Should the Fund seek to liquidate its investments in the Side-pockets, the Fund might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Side-pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-pockets. At September 30, 2012, ten of the Portfolio Funds had all or a portion of their assets held as Side-pockets. The fair value of these Side-pockets at September 30, 2012, was $7,136,322 and represented 2.79% of total Members’ capital.

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

The units of account that are valued by the Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

Investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement dates or if the investments are redeemable in the near term in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable in the near term under the normal operating protocols of the Portfolio Funds’ agreements.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Portfolio Funds	$-	$213,467,222	$31,843,156	$245,310,378
Short-Term Investments	10,048,061	-	-	10,048,061
Total	$10,048,061	$213,467,222	$31,843,156	$255,358,439

The Schedule of Investments categorizes the aggregate fair value of the Fund’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between levels 1 or 2 as of September 30, 2012, based on levels assigned to investments on March 31, 2012.  The following table includes a rollforward of the amounts for the six month period ended September 30, 2012, for investments classified within Level 3. Investments are transferred from Level 3 into Level 2 when the investment can be liquidated within one year:

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

Investments in
Portfolio Funds
Balance as of April 1, 2012	$32,376,554
Realized gain (loss)	16,528
Net change in unrealized appreciation/(depreciation)	933,740
Purchases	1,000,124
Sales	(122,742)
Net transfers in to Level 3	66,670
Net transfers out of Level 3	(2,427,718)
Balance as of September 30, 2012	$31,843,156

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in the U.S. GAAP and the International Financial Reporting Standards (IFRSs). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with the U.S. GAAP and IFRSs. ASU No. 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosure requirements are effective for the Fund’s interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2012:

Investments in Portfolio Funds:	Fair Value as of September 30, 2012	Valuation Technique	Liquidity of Investments	Adjustments to Net Asset Value **
United States - Multi-Strategy	$31,843,156	Net Asset Value as Practical Expedient *	Greater than 90 days	None
Total Investments	$31,843,156

*Unobservable valuation input.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

**Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Portfolio Funds. Adjustments to the net asset value as practical expedient may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Fund’s measurement date.

•	It is probable that the Portfolio Fund will be sold at a value significantly different than the reported expedient net asset value.

•	It is determined by the Investment Manager that the Portfolio Fund is not being valued at fair value by the Portfolio Fund.

Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is accrued as earned.

Taxation

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive shares of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income.

Management has analyzed the Fund’s tax positions for all open tax years, which include years ended December 31, 2009 through December 31, 2011, and has concluded that as of September 30, 2012, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in net change in unrealized appreciation (depreciation) on investments in Portfolio Funds in the Statement of Operations.

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2012 for which Members’ interests were effective October 1, 2012.  Capital contributions received in advance do not participate in the earnings of the Fund until such interests are effective.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

2. Significant Accounting Policies (continued)

Capital withdrawals are comprised of requests for withdrawals that were effective on September 30, 2012 but were paid subsequent to fiscal year-end.

Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU No. 2011-11 will have on the Fund’s financial statement disclosures.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Fund has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the side-pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s agreement.

The Portfolio Funds in which the Fund has investments utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statements of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective statements of financial condition. However, due to the nature of the Fund’s interest in

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

3. Investments in Portfolio Funds (continued)

these investment entities, the Fund’s risk with respect to such transactions is limited to its investment in each Portfolio Fund.

The Fund is also subject to liquidity risks, including the risk that the Fund may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Fund to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of Members’ capital, and incentive allocations typically range between 10% and 30% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ agreements.

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Fund a monthly management fee (the Management Fee) equal to 1/12 of 0.85% of the Fund’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Fund made other than at the beginning of a month. The Management Fee totaled $1,074,229 for the six months ended September 30, 2012, of which $544,569 was payable at September 30, 2012.

The Investment Manager, not the Fund, pays the Sub-Adviser a monthly fee equal to 10% of any Management Fee received by the Investment Manager from the Fund pursuant to the Investment Management Agreement as of the end of each calendar month.

Each member of the Board who is not an “interested person” of the Fund (the Independent Directors), as defined by the 1940 Act, receives a fee of $10,000 per year.  In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.  The Independent Director fees totaled $10,000 for the six months ended September 30, 2012, of which $8,334 was payable at September 30, 2012.

At September 30, 2012, FEG Absolute Access TEI Fund LLC (investing in the Fund via FEG Absolute Access Fund LDC, a Cayman Island limited duration company), an affiliated investment company registered under the 1940 Act advised by the Investment Manager, had ownership interests in the Fund of 63.09%, with a value of $161,439,001.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

5. Members’ Capital

In accordance with the Fund’s Limited Liability Company Operating Agreement (the Operating Agreement), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board.  Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time at the discretion of the Board. The minimum initial investment is $250,000, and additional contributions from existing Members may be made in a minimum amount of $100,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Interest. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Interests from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Fund should offer to repurchase Interests from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Fund’s outstanding Interests. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Fund repurchase Interests; (ii) the liquidity of the Fund’s assets; (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Interests; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Interests.

The Fund’s Operating Agreement provides that the Fund will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Interest for repurchase by the Fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Fund will offer to repurchase Interests (or portions of Interests), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the Repurchase Request Deadline).

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

5. Members’ Capital (continued)

For Members tendering all of their Interests in the Fund, Interests will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the Full Repurchase Valuation Date). The amount that a Member who is tendering all of its Interest in the Fund may expect to receive on the repurchase of such Member’s Interest will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Interest in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. For Members tendering all of their Interest in the Fund, the value of such Interest being repurchased will be determined on the Full Repurchase Valuation Date. Within five days of the Repurchase Request Deadline, each Member whose Interest has been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds, whichever is later (either such date, a Payment Date). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Interest held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, which need not bear interest, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the Initial Payment), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 5% of the repurchase price, which fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.”  Otherwise, the Fund does not intend to impose any charges on the repurchase of Interests.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

5. Members’ Capital (continued)

If Members request that the Fund repurchase a greater number of Interests than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Interests pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Interest requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Interest for repurchase will be required to maintain a minimum capital account balance of $250,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

6. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Financial Highlights

The following represents the ratios to average Members’ capital and total return information for the six months ended September 30, 2012 and the years ended March 31, 2012, 2011, 2010 and 2009:

	For the Six Months Ended	Year Ended March 31,
	September 30, 2012	2012	2011	2010	2009
Ratios to average members’ capital:
Expenses	1.08%(1)	1.14%	0.70%	1.29%	1.24%
Net investment loss	(1.08%)(1)	(1.14%)	(0.70%)	(1.29%)	(1.20%)

Total Return	1.33%(2)	(1.89%)	8.43%	31.43%	(24.71%)
Portfolio turnover	1.86%(2)	8.84%	5.67%	4.51%	0.00%
Members’ Capital end of period (000’s)	$255,905	$241,336	$170,064	$76,670	$38,847

(1)	Annualized.
(2)	Not annualized.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)
(unaudited)

7. Financial Highlights (continued)

The financial highlights are calculated for all the Members taken as a whole. An individual Member’s return may vary from these returns based on the timing of capital transactions. The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

8. Subsequent Events

Management evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

From October 1, 2012 to November 29, 2012, the Fund recorded subscriptions of $3,874,700, of which $0 was received in advance of October 1, 2012.

FEG Absolute Access Fund LLC

Other Information
(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333.  It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management and Sub-Advisory Agreements

At a meeting of the Board of the Fund held on May 15, 2012, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the Independent Directors), approved the continuation of the investment management agreement (the Investment Management Agreement)  between the Investment Manager and the Fund and the sub-advisory agreement among the Investment Manager, Sub-Adviser and the Fund (the Sub-Advisory Agreement, together with the Investment Management Agreement, the Advisory Agreements).

In advance of the meeting, the Directors requested and received extensive materials from the Investment Manager and Sub-Adviser to assist them in considering the approval of the Advisory Agreements. The materials provided by the Investment Manager and Sub-Adviser contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager and Sub-Adviser. The Board then met in executive session with the counsel to the Fund for a full review of the materials. Following this session, the meeting reconvened and after further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager, Sub-Adviser and their affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to the Fund; (6) other compensation or possible benefits to the Investment Manager, Sub-Adviser and their affiliates arising from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; (9) the allocation of total fees between the Investment Manager and Sub-Adviser with respect to the Fund; and (10) possible conflicts of interest that the Investment Manager and Sub-Adviser may have with respect to the Fund.   It was noted that the Sub-Adviser does not perform similar services for other clients.

The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager and Sub-Adviser to the Fund are appropriate and consistent with the terms of the Fund’s Limited Liability Company Operating agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Fund is likely to benefit from the Investment Manager’s and Sub-Adviser’s management of the Fund’s investment program.

The Board noted that the Fund had outperformed the HFRI Fund of Funds Composite Index for all the relevant time periods.

The Board also concluded that the Investment Manager and Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Fund.  The Board reviewed the financial statements of the Investment Manager.  In addition, the Board considered any direct or indirect revenues which may be received by the Investment Manager, Sub-Adviser and their affiliates.  The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds.  The Board also concluded that the overall expense ratios of the Fund were reasonable, taking into account the projected size of the Fund and the quality of services provided by the Investment Manager.

The Board considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund’s assets grow.

The Board considered all factors and no one factor alone was deemed dispositive.    After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Management Agreement and Sub-Advisory Agreement.

Conclusion

After receiving full disclosure of relevant information of the type described above, the Board of Directors of the Fund concluded that the compensation and other terms of the Advisory Agreements were in the best interests of the Fund’s Members.

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend  nominees to the registrant's  board of  directors, where those changes were implemented after the registrant  last  provided  disclosure  in response to the  requirements  of Item  407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	DECEMBER 10, 2012

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	DECEMBER 10, 2012

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 10, 2012

* Print the name and title of each signing officer under his or her signature.